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[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

August 24, 2001

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   State Street Research Securities Trust
      Securities Act of 1933 Registration No. 33-74628
      Investment Company Act of 1940 File No. 811-8322
      CIK 0000918572

Ladies and Gentlemen:

On behalf of State Street Research Securities Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that prospectuses are in use which are foreign language translations of the English language prospectuses noted below.

The prospectus for State Street Research Strategic Income Fund was filed electronically on August 31, 2000 (EDGAR accession number 0001005477-00-006279) and supplemented on July 1, 2001. The supplement was filed electronically on June 22, 2001 (EDGAR accession number 0000912507-01-520762). The prospectus for State Street Research Legacy Fund was filed electronically on February 27, 2001 (EDGAR accession number 0000912057-01-006766). The prospectus for State Street Research Large-Cap Analyst Fund (formerly State Street Research Galileo Fund) was filed electronically on June 28, 2001 (EDGAR accession number 0000912057-01-521820).


                        PROSPECTUS                    SUPPLEMENT
FUND                    DATED SEPTEMBER 1, 2000       DATED JULY 1, 2001

                        CHINESE     SPANISH           CHINESE     SPANISH
State Street Research
Strategic Income Fund                  X                             X

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                        PROSPECTUS
FUND                    DATED MARCH 1, 2001

                        CHINESE     SPANISH
State Street Research
Legacy Fund                            X


                        PROSPECTUS
FUND                    DATED JUNE 29, 2001

                        CHINESE     SPANISH
State Street Research
Large-Cap Analyst Fund                 X


Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language prospectuses are fair and accurate translations of the foreign language versions now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.





STATE STREET RESEARCH
SECURITIES TRUST


By:      /s/ Amy L. Simmons
         -------------------------
         Amy L. Simmons
         Assistant Secretary


cc:      Peter T. Fariel, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Evelyn M. Talmo
           Goodwin Procter LLP
         Darman A. Wing, Esq.
           State Street Research & Management Company